Earnings/(loss) per share (Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ 1,389,242	$ 212,612	¥ (772,963)	¥ (1,648,583)
Add: Net loss/(income) attributable to noncontrolling interests	(4,667)	$ (714)	4,916	80,705
Less: Deemed dividend to mezzanine classified noncontrolling interests | ¥	(99,507)		(15,717)	(5,762)
Numerator for basic and diluted net earnings/(loss) per share | ¥	¥ 1,285,068		¥ (783,764)	¥ (1,573,640)
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—basic | shares	291,475,725	291,475,725	286,975,068	234,811,986
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—diluted | shares	295,304,995	295,304,995	286,975,068	234,811,986
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic | (per share)	¥ 4.41	$ 0.67	¥ (2.73)	¥ (6.7)
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted | (per share)	4.35	0.67	(2.73)	(6.7)
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic (1 ADS represents 2 ordinary shares) | (per share)	8.82	1.35	(5.46)	(13.4)
Net earnings/(loss) per ADS attributable to ordinary shareholders -diluted (1 ADS represents 2 ordinary shares) | (per share)	¥ 8.7	$ 1.33	¥ (5.46)	¥ (13.4)